Derivative Financial Instruments and Hedge Accounting - Summary of Interest Rate and Cross Currency Swaps (Detail) € in Millions, £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Notional amount	£ 1,915	€ 300	£ 1,448
Hedging Contract One [Member]
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Notional amount	£ 87	€ 100
Borrowings, interest rate	1.375%	1.375%
Average rate of hedging instrument	3.51%	3.51%
Average price of hedging instrument	1.1295	1.1295
Hedging Contract Two [Member]
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Notional amount	£ 157	€ 181
Borrowings, interest rate	1.375%	1.375%
Average rate of hedging instrument	3.402%	3.402%
Average price of hedging instrument	1.206	1.206
Hedging Contract Three [Member]
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Notional amount	£ 16	€ 19
Borrowings, interest rate	1.375%	1.375%
Average rate of hedging instrument	1.36%	1.36%
Average price of hedging instrument	1.206	1.206